Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Leases
Note 17 - Leases
We have various operating leases, principally for office space, storage facilities and operating equipment, which expire at various dates. In 2018, we deemed two of our leases as onerous leases as a result of change in our operating strategy, one of which expired during the year ended December 31, 2021 (our Beverwijk office lease) and one of which expired on March 1, 2022 (our Houston office lease). Upon adoption of the leasing standard, for these operating leases, we offset the right-of-use asset of the lease by the existing carrying amount of the onerous lease liability previously recorded on the date of adoption.
Supplemental balance sheet information related to leases is as follows:

	As of December 31,
(In $ millions)	2023	2022
Operating leases right-of-use assets	1.6	2.2
Current operating lease liabilities	0.5	0.5
Non-current operating lease liabilities	1.1	1.7
The current portion of the right-of-use assets of $0.5 million are recognized within "Other current assets" (see Note 14 - Other Current Assets) and the non-current portion of the right-of-use assets of $1.1 million are recognized within "Other non-current assets" (see Note 18 - Other Non-Current Assets) in the Consolidated Balance Sheets. The current operating lease liabilities are recognized within "Other current liabilities" (see Note 20 - Other Current Liabilities) and the non-current operating lease liabilities are recognized within "Other liabilities" in the Consolidated Balance Sheets. Our weighted average remaining lease term for our operating leases is 4.2 years. Our weighted-average discount rate applied for the majority of our operating leases is 6.6%.
Components of lease expenses are comprised of the following:

	For the Years Ended December 31,
(In $ millions)	2023	2022
Operating lease expense	12.5	7.9
Short-term operating lease expense	—	—
Total operating lease expense	12.5	7.9
Sublease income	—	0.3
Our sublease income relates to our Houston Office lease which ended on March 1, 2022. Of the sublease income recognized during the year ended December 31, 2022, $0.1 million was recognized as the amortization against our onerous lease liability and $0.2 million derived from subcontracting our Houston office space is recognized in "General and administrative expenses" in our Consolidated Statements of Operations. For the years ended December 31, 2023 and 2022, of the total operating lease expense, $10.7 million and $6.2 million is recognized as "Rig operating and maintenance expenses", respectively and $1.8 million and $1.7 million is recognized as "General and administrative expenses" in the Consolidated Statements of Operations, respectively.
The future minimum leases payments under the Company's non-cancellable operating leases as at December 31, 2023 are as follows:

(In $ millions)
2024	0.6
2025	0.6
2026	0.3
2027	0.3
2028	0.3
Thereafter	—
Total Minimum Lease Payments	2.1
Less: Imputed interest	(0.5)
Present value of operating liabilities	1.6